Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Other Liabilities [Abstract]
Summary of Other liabilities

	June 30, 2012	December 31, 2011
Deferred gains on asset sales	$886	$933
SPG point liability	696	724
Deferred revenue including VOIs and residential sales	42	36
Benefit plan liabilities	69	74
Insurance reserves	48	47
Other	161	157

	$1,902	$1,971